Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9 — ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2025 and 2026, accrued expenses and other liabilities consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
VAT and other taxes payable	2,446,880	7,493,415
Accrued payroll and welfare	2,864,484	5,199,691
Due to insurance carriers	1,413,757	6,802,069
Deposits payable	1,125,778	903,778
Other payables to suppliers (1)	4,198,887	6,090,955
	12,049,786	26,489,908

(1)	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.